UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Variable Portfolio – Conservative Portfolio
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 7	0.13% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Conservative Portfolio | Class 1

|

SSR7042_01_12_D01_(08/25)

Variable Portfolio – Conservative Portfolio
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.38% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Conservative Portfolio | Class 2

|

SSR7042_02_12_D01_(08/25)

Variable Portfolio – Conservative Portfolio
Class 4
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.38% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Conservative Portfolio | Class 4

|

SSR7042_04_12_D01_(08/25)

Variable Portfolio – Moderately Conservative Portfolio
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 7	0.14% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc.,
member
FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Conservative Portfolio | Class 1

|

SSR7051_01_12_D01_(08/25)

Variable Portfolio – Moderately Conservative Portfolio
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 20	0.39% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Conservative Portfolio | Class 2

|

SSR7051_02_12_D01_(08/25)

Variable Portfolio – Moderately Conservative Portfolio
Class 4
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 20	0.39% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Conservative Portfolio | Class 4

|

SSR7051_04_12_D01_(08/25)

Variable Portfolio – Moderate Portfolio
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.12% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderate Portfolio | Class 1

|

SSR7049_01_12_D01_(08/25)

Variable Portfolio – Moderate Portfolio
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderate Portfolio | Class 2

|

SSR7049_02_12_D01_(08/25)

Variable Portfolio – Moderate Portfolio
Class 4
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderate Portfolio | Class 4

|

SSR7049_04_12_D01_(08/25)

Variable Portfolio – Moderately Aggressive Portfolio
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.12% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Aggressive Portfolio | Class 1

|

SSR7050_01_12_D01_(08/25)

Variable Portfolio – Moderately Aggressive Portfolio
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Aggressive Portfolio | Class 2

|

SSR7050_02_12_D01_(08/25)

Variable Portfolio – Moderately Aggressive Portfolio
Class 4
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.37% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Moderately Aggressive Portfolio | Class 4

|

SSR7050_04_12_D01_(08/25)

Variable Portfolio – Aggressive Portfolio
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.11% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Aggressive Portfolio | Class 1

|

SSR7041_01_12_D01_(08/25)

Variable Portfolio – Aggressive Portfolio
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.36% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Aggressive Portfolio | Class 2

|

SSR7041_02_12_D01_(08/25)

Variable Portfolio – Aggressive Portfolio
Class 4
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.36% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Aggressive Portfolio | Class 4

|

SSR7041_04_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio Navigator Funds
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio Navigator Funds | 2025

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.2%
	Shares	Value ($)
International 6.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	319,826	3,729,175
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,065,884	33,136,777
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	410,690	5,203,446
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	534,100	6,382,493
Total		48,451,891
U.S. Large Cap 12.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	327,459	18,832,149
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	75,292	8,741,342
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	199,627	10,234,901
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,221,821	29,592,493
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	167,181	7,986,251
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	50,777	3,982,407
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	97,775	3,978,474
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	86,275	4,004,900
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	62,480	3,968,112
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	157,148	7,580,808
Total		98,901,837
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	241,782	3,184,266
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	220,002	3,176,832
Total		6,361,098
Total Equity Funds (Cost $118,752,066)		153,714,826

Fixed Income Funds 74.5%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	979,925	7,966,788
Investment Grade 73.5%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	2,615,337	19,928,867
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,390,670	15,969,674
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,461,977	101,209,261
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,673,471	16,550,627
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,155,079	23,757,742
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,840,211	44,529,947
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	12,990,399	120,940,615
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,507,221	80,648,454
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,582,421	165,658,385
Total		589,193,572
Total Fixed Income Funds (Cost $659,791,964)		597,160,360

Money Market Funds 5.8%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	46,702,524	46,693,184
Total Money Market Funds (Cost $46,691,241)		46,693,184
Total Investments in Securities (Cost: $825,235,271)		797,568,370
Other Assets & Liabilities, Net		3,881,220
Net Assets		801,449,590
At June 30, 2025, securities and/or cash totaling $3,722,601 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	45	07/2025	EUR	3,451,500	—	(39,120)
IBEX 35 Index	25	07/2025	EUR	3,480,200	—	(31,339)
MSCI EAFE Index	9	09/2025	USD	1,206,765	8,234	—
Russell 2000 Index E-mini	14	09/2025	USD	1,534,190	51,100	—
S&P 500 Index E-mini	35	09/2025	USD	10,944,063	387,322	—
S&P/TSX 60 Index	32	09/2025	CAD	10,240,000	97,070	—
U.S. Treasury 10-Year Note	191	09/2025	USD	21,415,875	466,815	—
U.S. Treasury Ultra Bond	33	09/2025	USD	3,931,125	205,768	—
Total					1,216,309	(70,459)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(81)	09/2025	EUR	(4,314,870)	31,737	—
FTSE 100 Index	(31)	09/2025	GBP	(2,724,745)	49,180	—
FTSE/MIB Index	(38)	09/2025	EUR	(7,571,880)	11,793	—
Total					92,710	—
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	46,521,071	18,538,375	(18,366,054)	(208)	46,693,184	—	262	1,001,012	46,702,524
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,813,672	1,076,032	(1,945,257)	(112,298)	18,832,149	—	1,423,174	—	327,459
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	19,641,180	—	287,687	19,928,867	—	—	—	2,615,337
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	9,512,530	517,424	(855,207)	(433,405)	8,741,342	—	713,289	—	75,292
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,055,087	330,863	(721,856)	302,694	7,966,788	—	(110,960)	199,268	979,925
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	3,981,682	362,543	(1,067,474)	452,424	3,729,175	—	78,884	11,939	319,826
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	16,116,756	141,554	(1,086,912)	798,276	15,969,674	—	9,450	—	2,390,670
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	100,811,029	429,323	(7,007,668)	6,976,577	101,209,261	—	(1,228,849)	—	11,461,977
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,847,723	2,047,535	(1,290,415)	(369,942)	10,234,901	—	952,714	—	199,627
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,020,346	222,143	(9,014,149)	322,287	16,550,627	—	473,793	—	1,673,471
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,903,738	676,894	(19,393,882)	7,570,992	23,757,742	—	(6,683,188)	—	3,155,079
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,822,562	1,830,608	(6,734,499)	6,218,106	33,136,777	—	270,569	660,653	2,065,884
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	31,706,393	1,809,754	(3,153,484)	(770,170)	29,592,493	—	1,759,419	—	1,221,821
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,786,372	1,077,394	(1,876,917)	(598)	7,986,251	—	746,967	—	167,181
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,143,175	410,031	(315,327)	(53,613)	3,184,266	—	42,524	—	241,782
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,017,323	522,733	(839,561)	476,337	3,176,832	—	(335,122)	—	220,002
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	44,383,835	244,344	(2,611,170)	2,512,938	44,529,947	—	(385,497)	—	4,840,211
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	120,924,871	860,752	(7,080,660)	6,235,652	120,940,615	—	(1,491,586)	—	12,990,399
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,949,994	269,052	(357,050)	120,411	3,982,407	—	274,251	—	50,777
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,915,511	287,045	(221,575)	(2,507)	3,978,474	—	163,744	—	97,775
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,653,782	447,133	(4,538,909)	4,086,448	80,648,454	—	(708,196)	—	8,507,221
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,936,389	170,582	(316,513)	214,442	4,004,900	—	110,236	—	86,275
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,949,524	452,338	(664,442)	230,692	3,968,112	—	130,289	—	62,480
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	165,225,083	1,027,940	(8,625,747)	8,031,109	165,658,385	—	(1,300,303)	—	16,582,421
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	7,861,088	383,607	(553,520)	(110,367)	7,580,808	—	510,946	—	157,148
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	5,939,281	320,961	(1,798,690)	741,894	5,203,446	43,519	(52,877)	42,683	410,690
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	6,001,747	593,300	(878,889)	666,335	6,382,493	15,457	357,850	176,936	534,100
Total	799,800,564			44,392,193	797,568,370	58,976	(4,278,217)	2,092,491

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2025 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	153,714,826	153,714,826
Fixed Income Funds	—	—	—	597,160,360	597,160,360
Money Market Funds	46,693,184	—	—	—	46,693,184
Total Investments in Securities	46,693,184	—	—	750,875,186	797,568,370
Investments in Derivatives
Asset
Futures Contracts	1,309,019	—	—	—	1,309,019
Liability
Futures Contracts	(70,459)	—	—	—	(70,459)
Total	47,931,744	—	—	750,875,186	798,806,930
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.2%
	Shares	Value ($)
International 11.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,465,712	17,090,208
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	6,631,435	106,368,213
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,984,623	35,785,624
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	2,760,112	34,970,621
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,086,738	36,886,522
Total		231,101,188
U.S. Large Cap 20.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,116,932	64,234,764
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	224,402	26,053,092
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,060,536	54,373,653
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,482,289	84,341,048
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,046,181	49,976,075
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	358,835	28,143,452
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	827,978	33,690,409
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	301,442	13,992,950
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	444,255	28,214,601
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	581,633	28,057,966
Total		411,078,010
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	145,509	7,330,725
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	104,737	6,016,126
Total		13,346,851
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	452,955	5,965,422
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	416,743	6,017,774
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	173,854	5,963,182
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	159,227	5,975,780
Total		23,922,158
Total Equity Funds (Cost $480,800,922)		679,448,207

Fixed Income Funds 60.0%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,440,003	19,837,224
Investment Grade 59.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	5,609,133	42,741,595
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,924,208	39,573,707
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,963,711	185,109,566
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,578,687	35,393,219
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,776,966	51,030,557
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,805,307	90,208,823
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	27,538,987	256,387,970
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,038,543	180,485,387
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	29,088,875	290,597,858
Total		1,171,528,682
Total Fixed Income Funds (Cost $1,303,565,678)		1,191,365,906

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2025 (Unaudited)
Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(a),(c)	104,139,387	104,118,559
Total Money Market Funds (Cost $104,113,850)		104,118,559
Total Investments in Securities (Cost: $1,888,480,450)		1,974,932,672
Other Assets & Liabilities, Net		11,781,265
Net Assets		1,986,713,937
At June 30, 2025, securities and/or cash totaling $11,274,979 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	131	07/2025	EUR	10,047,700	—	(113,883)
IBEX 35 Index	73	07/2025	EUR	10,162,184	—	(91,511)
MSCI EAFE Index	22	09/2025	USD	2,949,870	20,129	—
Russell 2000 Index E-mini	66	09/2025	USD	7,232,610	240,901	—
S&P 500 Index E-mini	113	09/2025	USD	35,333,688	1,250,497	—
S&P/TSX 60 Index	93	09/2025	CAD	29,760,000	282,109	—
U.S. Treasury 10-Year Note	397	09/2025	USD	44,513,625	970,290	—
U.S. Treasury Ultra Bond	76	09/2025	USD	9,053,500	473,889	—
Total					3,237,815	(205,394)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(345)	09/2025	EUR	(18,378,150)	135,177	—
FTSE 100 Index	(91)	09/2025	GBP	(7,998,445)	144,368	—
FTSE/MIB Index	(106)	09/2025	EUR	(21,121,560)	32,896	—
Total					312,441	—
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	102,607,889	53,512,087	(52,001,349)	(68)	104,118,559	—	426	2,201,190	104,139,387
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	67,144,808	13,807	(3,703,485)	779,634	64,234,764	—	3,307,670	—	1,116,932
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	42,124,590	—	617,005	42,741,595	—	—	—	5,609,133
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	27,920,338	37,300	(869,762)	(1,034,784)	26,053,092	—	1,680,737	—	224,402
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,047,507	498,790	(1,413,278)	704,205	19,837,224	—	(234,959)	495,812	2,440,003
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	15,006,290	47,167	—	2,036,751	17,090,208	—	—	47,167	1,465,712
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	40,102,587	6,987	(2,518,160)	1,982,293	39,573,707	—	4,177	—	5,924,208
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,794,674	188,927	(12,511,287)	12,637,252	185,109,566	—	(2,120,823)	—	20,963,711
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	49,344,444	10,087,960	(2,079,805)	(2,978,946)	54,373,653	—	5,733,033	—	1,060,536
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,384,565	41,892	(18,745,338)	712,100	35,393,219	—	987,567	—	3,578,687
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,040,483	226,620	(36,650,051)	11,413,505	51,030,557	—	(9,501,829)	—	6,776,966
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	99,544,544	2,288,740	(13,929,718)	18,464,647	106,368,213	—	1,555,720	2,088,062	6,631,435
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,919,735	81,751	(3,764,360)	(896,078)	84,341,048	—	3,279,936	—	3,482,289
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	58,176,969	97,666	(8,124,861)	(173,699)	49,976,075	—	4,626,599	—	1,046,181
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	6,750,275	8,316	(1,026,336)	233,167	5,965,422	—	(384,117)	—	452,955
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,713,696	10,404	(1,604,743)	898,417	6,017,774	—	(797,201)	—	416,743
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	90,311,560	111,797	(5,211,599)	4,997,065	90,208,823	—	(678,966)	—	9,805,307
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	256,829,147	180,689	(12,839,364)	12,217,498	256,387,970	—	(2,165,854)	—	27,538,987
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	29,276,685	31,776	(996,703)	(168,306)	28,143,452	—	2,683,108	—	358,835
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,444,054	76,563	(277,942)	447,734	33,690,409	—	763,819	—	827,978
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	180,997,796	245,158	(9,989,288)	9,231,721	180,485,387	—	(1,672,340)	—	19,038,543
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,226,431	166,227	(2,913)	(59,020)	7,330,725	—	6,607	—	145,509
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	13,433,817	79,200	(365,864)	845,797	13,992,950	—	231,742	—	301,442
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,120,675	12,445	(524,129)	(592,865)	6,016,126	—	1,112,029	—	104,737
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	29,524,909	109,270	(2,896,619)	1,477,041	28,214,601	—	581,346	—	444,255
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	289,750,294	330,992	(13,440,692)	13,957,264	290,597,858	—	(2,125,305)	—	29,088,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,879,674	177,823	(699,548)	700,017	28,057,966	—	635,029	—	581,633
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	35,191,357	2,014,891	(4,984,786)	3,564,162	35,785,624	1,465,221	600,663	535,557	2,984,623
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	34,745,013	582,943	(4,091,203)	3,733,868	34,970,621	270,502	330,975	258,248	2,760,112
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	35,075,276	1,211,808	(3,610,713)	4,210,151	36,886,522	88,810	1,456,045	1,043,700	3,086,738
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,659,025	13,907	(386,291)	(323,459)	5,963,182	—	241,687	—	173,854
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,575,043	25,205	(218,857)	(405,611)	5,975,780	—	102,134	—	159,227
Total	1,980,539,560			99,228,458	1,974,932,672	1,824,533	10,239,655	6,669,736

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	679,448,207	679,448,207
Fixed Income Funds	—	—	—	1,191,365,906	1,191,365,906
Money Market Funds	104,118,559	—	—	—	104,118,559
Total Investments in Securities	104,118,559	—	—	1,870,814,113	1,974,932,672
Investments in Derivatives
Asset
Futures Contracts	3,550,256	—	—	—	3,550,256
Liability
Futures Contracts	(205,394)	—	—	—	(205,394)
Total	107,463,421	—	—	1,870,814,113	1,978,277,534
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,997,563	32,630,057
Total Alternative Strategies Funds (Cost $34,651,714)		32,630,057

Equity Funds 49.3%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	9,725,004	65,935,527
International 16.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	12,013,495	140,077,353
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	61,018,429	978,735,592
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	29,923,092	358,777,874
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	27,353,302	346,566,333
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	31,146,940	372,205,937
Total		2,196,363,089
U.S. Large Cap 29.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,696,710	442,637,803
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,282,442	264,991,527
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	11,343,326	581,572,321
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	32,459,565	786,170,661
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,866,604	471,327,642
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	4,296,581	336,980,871
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	11,520,998	468,789,402
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,324,514	61,483,934
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	5,158,739	327,631,520
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,658,805	321,220,765
Total		4,062,806,446
Equity Funds (continued)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,607,881	81,005,066
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,465,204	84,161,315
Total		165,166,381
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,905,191	64,601,375
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	3,954,484	57,102,747
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,811,881	62,147,508
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,688,281	63,361,198
Total		247,212,828
Total Equity Funds (Cost $4,614,832,708)		6,737,484,271

Fixed Income Funds 45.2%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	12,963,113	105,390,110
Investment Grade 44.4%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	32,352,465	246,525,780
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	30,527,192	203,921,644
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	83,361,607	736,082,990
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	20,767,604	205,391,601
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	38,918,675	293,057,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	57,863,465	532,343,881
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	162,510,665	1,512,974,288
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	115,320,949	1,093,242,598
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2025 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	125,486,734	1,253,612,474
Total		6,077,152,877
Total Fixed Income Funds (Cost $6,746,471,389)		6,182,542,987

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(a),(c)	624,975,119	624,850,124
Total Money Market Funds (Cost $624,821,618)		624,850,124
Total Investments in Securities (Cost: $12,020,777,429)		13,577,507,439
Other Assets & Liabilities, Net		91,758,489
Net Assets		13,669,265,928
At June 30, 2025, securities and/or cash totaling $87,582,262 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	1,015	07/2025	EUR	77,850,500	—	(882,377)
IBEX 35 Index	579	07/2025	EUR	80,601,432	—	(725,818)
Russell 2000 Index E-mini	421	09/2025	USD	46,135,285	1,536,658	—
S&P 500 Index E-mini	1,031	09/2025	USD	322,380,813	11,409,397	—
S&P/TSX 60 Index	718	09/2025	CAD	229,760,000	2,178,000	—
U.S. Treasury 10-Year Note	3,273	09/2025	USD	366,985,125	7,999,395	—
U.S. Treasury Ultra Bond	179	09/2025	USD	21,323,375	1,116,134	—
Total					24,239,584	(1,608,195)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(2,727)	09/2025	EUR	(145,267,290)	1,068,489	—
FTSE 100 Index	(700)	09/2025	GBP	(61,526,500)	1,110,520	—
FTSE/MIB Index	(823)	09/2025	EUR	(163,990,980)	255,411	—
Total					2,434,420	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	613,586,921	412,741,994	(401,478,776)	(15)	624,850,124	—	3,283	13,082,522	624,975,119
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	35,291,253	—	(5,973,778)	3,312,582	32,630,057	—	(1,479,146)	—	7,997,563
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	447,188,911	6,251	(7,916,613)	3,359,254	442,637,803	—	24,372,655	—	7,696,710
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	242,967,009	—	3,558,771	246,525,780	—	—	—	32,352,465
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	269,237,908	4,299	(3,815,358)	(435,322)	264,991,527	—	7,613,316	—	2,282,442
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,293,655	2,601,733	(3,673,382)	3,168,104	105,390,110	—	(702,615)	2,601,733	12,963,113
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	136,397,504	410,280	(21,786,629)	25,056,198	140,077,353	—	(7,550,209)	410,280	12,013,495
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	205,895,942	—	(12,181,086)	10,206,788	203,921,644	—	(9,218)	—	30,527,192
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	732,676,250	—	(46,194,509)	49,601,249	736,082,990	—	(7,891,719)	—	83,361,607
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,877,809	112,364,000	(19,036,551)	(22,632,937)	581,572,321	—	51,765,242	—	11,343,326
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	318,075,276	—	(116,609,982)	3,926,307	205,391,601	—	6,079,876	—	20,767,604
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	444,674,446	—	(216,027,513)	64,410,688	293,057,621	—	(53,271,885)	—	38,918,675
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	886,182,162	18,780,342	(101,211,831)	174,984,919	978,735,592	—	5,888,341	18,780,342	61,018,429
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	814,506,329	15,744	(22,452,127)	(5,899,285)	786,170,661	—	27,851,131	—	32,459,565
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	564,509,179	49,568	(82,187,649)	(11,043,456)	471,327,642	—	52,866,711	—	9,866,604
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	65,880,841	1,980	(9,330)	(1,272,116)	64,601,375	—	(2,856)	—	4,905,191
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	65,663,386	3,550	(11,806,777)	3,242,588	57,102,747	—	(2,657,966)	—	3,954,484
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	529,139,490	—	(25,100,838)	28,305,229	532,343,881	—	(2,893,101)	—	57,863,465
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,515,126,677	—	(73,939,604)	71,787,215	1,512,974,288	—	(12,473,561)	—	162,510,665
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,006,168	—	(826,564)	(244,077)	65,935,527	—	(128,026)	—	9,725,004
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	333,729,003	6,678	(7,171,434)	10,416,624	336,980,871	—	19,490,546	—	4,296,581
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	457,380,172	—	(2,303,205)	13,712,435	468,789,402	—	2,735,307	—	11,520,998
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,104,006,482	—	(64,464,532)	53,700,648	1,093,242,598	—	(7,676,990)	—	115,320,949
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	82,288,235	959	(129,031)	(1,155,097)	81,005,066	—	518,410	—	1,607,881
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	56,858,097	3,417	—	4,622,420	61,483,934	—	—	—	1,324,514
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	81,081,927	4,263	(1,030,805)	4,105,930	84,161,315	—	3,376,788	—	1,465,204
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	338,460,709	12,101	(28,756,897)	17,915,607	327,631,520	—	5,359,186	—	5,158,739
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,243,256,991	—	(47,150,682)	57,506,165	1,253,612,474	—	(6,348,273)	—	125,486,734
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	320,406,197	12,509	(7,461,293)	8,263,352	321,220,765	—	6,822,933	—	6,658,805
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	344,951,496	19,989,925	(41,941,106)	35,777,559	358,777,874	14,703,562	5,282,517	5,286,362	29,923,092
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	338,503,187	5,224,104	(34,390,075)	37,229,117	346,566,333	2,678,599	2,615,731	2,545,505	27,353,302
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	343,141,168	11,225,964	(25,246,405)	43,085,210	372,205,937	895,521	13,175,501	10,330,443	31,146,940
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	64,855,378	3,330	(1,295,323)	(1,415,877)	62,147,508	—	853,970	—	1,811,881
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	66,391,437	1,843	(10,620)	(3,021,462)	63,361,198	—	17,478	—	1,688,281
Total	13,500,520,586			684,135,315	13,577,507,439	18,277,682	133,603,357	53,037,187

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	32,630,057	32,630,057
Equity Funds	—	—	—	6,737,484,271	6,737,484,271
Fixed Income Funds	—	—	—	6,182,542,987	6,182,542,987
Money Market Funds	624,850,124	—	—	—	624,850,124
Total Investments in Securities	624,850,124	—	—	12,952,657,315	13,577,507,439
Investments in Derivatives
Asset
Futures Contracts	26,674,004	—	—	—	26,674,004
Liability
Futures Contracts	(1,608,195)	—	—	—	(1,608,195)
Total	649,915,933	—	—	12,952,657,315	13,602,573,248
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,458,053	14,108,857
Total Alternative Strategies Funds (Cost $14,927,339)		14,108,857

Equity Funds 63.9%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,213,987	28,570,832
International 20.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	6,821,125	79,534,314
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	29,951,951	480,429,294
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	18,606,129	223,087,483
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,215,276	218,117,554
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	19,136,595	228,682,315
Total		1,229,850,960
U.S. Large Cap 39.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,532,174	203,135,335
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	785,770	91,227,917
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	6,805,236	348,904,454
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	16,740,315	405,450,424
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,810,424	229,793,968
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	2,827,991	221,799,304
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,197,615	292,870,942
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	2,560,410	118,854,208
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,361,907	213,514,727
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,301,327	207,496,014
Total		2,333,047,293
Equity Funds (continued)
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	820,354	41,329,442
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	706,819	40,599,693
Total		81,929,135
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	2,957,976	38,956,547
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	2,606,841	37,642,789
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,054,465	36,168,133
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	944,079	35,431,277
Total		148,198,746
Total Equity Funds (Cost $2,626,655,148)		3,821,596,966

Fixed Income Funds 30.7%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,417,945	44,047,891
Investment Grade 30.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	11,664,871	88,886,314
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	13,228,863	88,368,806
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,989,252	167,675,094
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	7,413,310	73,317,638
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	14,138,799	106,465,159
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	20,554,666	189,102,931
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	44,633,380	415,536,769
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	31,229,896	296,059,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2025 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	36,811,499	367,746,874
Total		1,793,158,993
Total Fixed Income Funds (Cost $1,995,440,976)		1,837,206,884

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(a),(c)	265,547,217	265,494,107
Total Money Market Funds (Cost $265,480,359)		265,494,107
Total Investments in Securities (Cost: $4,902,503,822)		5,938,406,814
Other Assets & Liabilities, Net		45,383,826
Net Assets		5,983,790,640
At June 30, 2025, securities and/or cash totaling $43,338,861 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	457	07/2025	EUR	35,051,900	—	(397,287)
IBEX 35 Index	259	07/2025	EUR	36,054,872	—	(324,675)
Russell 2000 Index E-mini	115	09/2025	USD	12,602,275	419,752	—
S&P 500 Index E-mini	655	09/2025	USD	204,810,313	7,248,453	—
S&P/TSX 60 Index	324	09/2025	CAD	103,680,000	982,830	—
U.S. Treasury 10-Year Note	1,157	09/2025	USD	129,728,625	2,827,773	—
U.S. Treasury Ultra Bond	153	09/2025	USD	18,226,125	954,014	—
Total					12,432,822	(721,962)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,300)	09/2025	EUR	(69,251,000)	509,364	—
FTSE 100 Index	(315)	09/2025	GBP	(27,686,925)	499,734	—
FTSE/MIB Index	(368)	09/2025	EUR	(73,327,680)	114,205	—
MSCI EAFE Index	(82)	09/2025	USD	(10,994,970)	—	(69,910)
Total					1,123,303	(69,910)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	258,988,498	201,128,767	(194,625,582)	2,424	265,494,107	—	(179)	5,518,289	265,547,217
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	15,219,497	9,296	(2,320,303)	1,200,367	14,108,857	—	(410,861)	—	3,458,053
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	203,025,879	2,698	(6,196,200)	6,302,958	203,135,335	—	6,323,320	—	3,532,174
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	87,603,178	—	1,283,136	88,886,314	—	—	—	11,664,871
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	89,946,688	328,175	(505,840)	1,458,894	91,227,917	—	1,011,801	—	785,770
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	44,598,478	1,139,233	(3,239,046)	1,549,226	44,047,891	—	(510,895)	1,101,821	5,417,945
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	73,649,852	279,684	(6,765,606)	12,370,384	79,534,314	—	(2,641,142)	225,271	6,821,125
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	89,004,653	86,800	(5,143,144)	4,420,497	88,368,806	—	(12,193)	—	13,228,863
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,081,066	102,938	(11,805,847)	11,296,937	167,675,094	—	(1,759,296)	—	18,989,252
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	294,954,736	71,255,328	(9,451,295)	(7,854,315)	348,904,454	—	25,564,507	—	6,805,236
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	113,539,220	149,890	(41,768,299)	1,396,827	73,317,638	—	2,178,493	—	7,413,310
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	157,592,350	381,864	(74,610,554)	23,101,499	106,465,159	—	(19,150,129)	—	14,138,799
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	427,424,965	9,111,628	(38,139,458)	82,032,159	480,429,294	—	5,870,179	9,111,628	29,951,951
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	412,411,373	8,259	(8,193,664)	1,224,456	405,450,424	—	10,212,134	—	16,740,315
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	288,701,968	34,879	(36,389,173)	(22,553,706)	229,793,968	—	42,829,893	—	4,810,424
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	40,874,539	34,205	(1,788,742)	(163,455)	38,956,547	—	(628,515)	—	2,957,976
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	40,515,898	49,587	(4,497,662)	1,574,966	37,642,789	—	(905,802)	—	2,606,841
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	187,205,293	162,682	(8,228,105)	9,963,061	189,102,931	—	(938,241)	—	20,554,666
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	416,634,556	373,892	(21,376,506)	19,904,827	415,536,769	—	(3,574,829)	—	44,633,380
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,230,065	51,393	(581,370)	(129,256)	28,570,832	—	(32,103)	—	4,213,987
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	218,959,686	7,234	(4,527,243)	7,359,627	221,799,304	—	12,236,688	—	2,827,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	284,454,114	144,493	(891,188)	9,163,523	292,870,942	—	1,061,744	—	7,197,615
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	297,593,835	309,025	(16,257,263)	14,413,811	296,059,408	—	(1,936,962)	—	31,229,896
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	43,180,385	17,008	(356,941)	(1,511,010)	41,329,442	—	1,162,844	—	820,354
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	109,287,691	678,634	(13,482)	8,901,365	118,854,208	—	8,372	—	2,560,410
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	43,296,624	2,375	(1,296,714)	(1,402,592)	40,599,693	—	5,000,751	—	706,819
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	221,256,202	171,065	(19,458,142)	11,545,602	213,514,727	—	3,381,811	—	3,361,907
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,624,842	367,716	(18,747,299)	17,501,615	367,746,874	—	(2,466,931)	—	36,811,499
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	202,178,227	196,915	(2,406,404)	7,527,276	207,496,014	—	2,250,285	—	4,301,327
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	208,252,576	12,363,644	(19,801,366)	22,272,629	223,087,483	9,137,454	2,688,749	3,226,190	18,606,129
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	205,065,936	3,239,113	(13,816,604)	23,629,109	218,117,554	1,683,924	958,564	1,555,189	17,215,276
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	207,662,570	6,849,564	(15,244,268)	29,414,449	228,682,315	549,641	4,839,718	6,299,924	19,136,595
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	37,233,209	63,674	(491,043)	(637,707)	36,168,133	—	336,138	—	1,054,465
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	37,251,726	83,397	(74,937)	(1,828,909)	35,431,277	—	134,161	—	944,079
Total	5,835,897,197			294,730,674	5,938,406,814	11,371,019	93,082,074	27,038,312

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	14,108,857	14,108,857
Equity Funds	—	—	—	3,821,596,966	3,821,596,966
Fixed Income Funds	—	—	—	1,837,206,884	1,837,206,884
Money Market Funds	265,494,107	—	—	—	265,494,107
Total Investments in Securities	265,494,107	—	—	5,672,912,707	5,938,406,814
Investments in Derivatives
Asset
Futures Contracts	13,556,125	—	—	—	13,556,125
Liability
Futures Contracts	(791,872)	—	—	—	(791,872)
Total	278,258,360	—	—	5,672,912,707	5,951,171,067
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,433,446	5,848,457
Total Alternative Strategies Funds (Cost $6,400,489)		5,848,457

Equity Funds 80.2%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,579,515	17,489,110
International 26.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,415,074	39,819,760
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	13,273,117	212,900,793
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,711,877	152,415,406
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,019,127	114,272,345
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,231,108	122,261,747
Total		641,670,051
U.S. Large Cap 48.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,326,497	133,796,851
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	612,887	71,156,207
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,406,996	174,676,692
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	7,062,462	171,052,822
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,787,978	133,181,699
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	1,484,942	116,464,009
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,562,752	144,968,379
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	1,005,710	46,685,046
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,793,512	113,905,976
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,152,064	103,815,562
Total		1,209,703,243
Equity Funds (continued)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	421,209	21,220,498
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	359,677	20,659,868
Total		41,880,366
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,439,561	18,959,020
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	1,251,332	18,069,229
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	508,704	17,448,552
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	456,151	17,119,335
Total		71,596,136
Total Equity Funds (Cost $1,340,077,290)		1,982,338,906

Fixed Income Funds 16.6%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,479,655	12,029,595
Investment Grade 16.1%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	3,594,434	27,389,586
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,605,349	24,083,730
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,433,599	24,068,294
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,485,393	33,775,008
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,716,037	61,787,535
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,201,820	76,358,948
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,499,650	52,136,685
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,755,643	97,458,878
Total		397,058,664
Total Fixed Income Funds (Cost $438,531,903)		409,088,259

The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2025 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(a),(c)	56,366,881	56,355,608
Total Money Market Funds (Cost $56,351,252)		56,355,608
Total Investments in Securities (Cost: $1,841,360,934)		2,453,631,230
Other Assets & Liabilities, Net		17,145,631
Net Assets		2,470,776,861
At June 30, 2025, securities and/or cash totaling $16,642,986 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	205	07/2025	EUR	15,723,500	—	(178,214)
IBEX 35 Index	115	07/2025	EUR	16,008,920	—	(144,161)
Russell 2000 Index E-mini	54	09/2025	USD	5,917,590	197,101	—
S&P 500 Index E-mini	175	09/2025	USD	54,720,313	1,936,610	—
S&P/TSX 60 Index	143	09/2025	CAD	45,760,000	433,780	—
U.S. Treasury 10-Year Note	379	09/2025	USD	42,495,375	926,297	—
U.S. Treasury Ultra Bond	61	09/2025	USD	7,266,625	380,359	—
Total					3,874,147	(322,375)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(568)	09/2025	EUR	(30,257,360)	222,553	—
FTSE 100 Index	(140)	09/2025	GBP	(12,305,300)	222,104	—
FTSE/MIB Index	(165)	09/2025	EUR	(32,877,900)	51,206	—
MSCI EAFE Index	(76)	09/2025	USD	(10,190,460)	—	(64,795)
Total					495,863	(64,795)
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	56,099,362	67,598,918	(67,345,925)	3,253	56,355,608	—	(3,072)	1,173,813	56,366,881
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,149,797	128,750	(699,142)	269,052	5,848,457	—	50,145	—	1,433,446
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	129,878,321	106,590	(1,095,147)	4,907,087	133,796,851	—	3,340,506	—	2,326,497
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	26,994,198	—	395,388	27,389,586	—	—	—	3,594,434
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	70,005,170	141,135	(311,957)	1,321,859	71,156,207	—	606,493	—	612,887
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,953,171	494,274	(944,024)	526,174	12,029,595	—	(249,456)	299,490	1,479,655
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	35,491,414	304,843	(1,211,480)	5,234,983	39,819,760	—	(442,057)	109,683	3,415,074
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	23,791,433	337,083	(1,235,810)	1,191,024	24,083,730	—	(5,185)	—	3,605,349
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	142,660,765	34,712,570	(3,162,336)	465,693	174,676,692	—	8,521,589	—	3,406,996
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,921,196	764,300	(13,263,190)	645,988	24,068,294	—	499,522	—	2,433,599
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	47,344,473	1,942,547	(22,881,647)	7,369,635	33,775,008	—	(6,135,657)	—	4,485,393
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	183,682,524	4,153,296	(13,501,915)	38,566,888	212,900,793	—	(260,610)	3,969,835	13,273,117
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	169,122,507	174,689	(1,390,523)	3,146,149	171,052,822	—	1,732,912	—	7,062,462
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	156,984,474	778,804	(15,137,057)	(9,444,522)	133,181,699	—	21,006,329	—	2,787,978
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	18,820,304	549,053	(117,157)	(293,180)	18,959,020	—	(37,295)	—	1,439,561
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,718,651	28,149	(1,290,856)	613,285	18,069,229	—	(256,155)	—	1,251,332
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	59,264,346	1,917,754	(2,273,973)	2,879,408	61,787,535	—	31,478	—	6,716,037
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	75,423,785	1,906,608	(4,736,986)	3,765,541	76,358,948	—	(786,509)	—	8,201,820
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	17,562,691	298,307	(323,666)	(48,222)	17,489,110	—	(55,068)	—	2,579,515
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	111,570,884	48,407	(1,447,454)	6,292,172	116,464,009	—	3,893,524	—	1,484,942
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	137,186,340	3,710,277	(425,999)	4,497,761	144,968,379	—	502,139	—	3,562,752
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	50,271,906	1,604,605	(2,098,093)	2,358,267	52,136,685	—	(208,414)	—	5,499,650
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,792,429	579,322	(168)	(151,085)	21,220,498	—	578	—	421,209
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	43,345,117	705,277	(545,788)	3,180,440	46,685,046	—	323,383	—	1,005,710
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,897,549	22,903	(478,278)	217,694	20,659,868	—	1,601,318	—	359,677
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	112,905,027	121,091	(6,060,929)	6,940,787	113,905,976	—	1,103,021	—	1,793,512
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	95,714,841	2,625,454	(5,655,420)	4,774,003	97,458,878	—	(830,110)	—	9,755,643
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	100,487,586	236,268	(942,116)	4,033,824	103,815,562	—	807,296	—	2,152,064
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	137,751,048	8,535,552	(8,958,033)	15,086,839	152,415,406	6,238,449	1,581,264	2,158,495	12,711,877
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	106,106,785	1,734,196	(5,888,999)	12,320,363	114,272,345	881,371	441,249	809,796	9,019,127
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	107,258,606	4,399,698	(6,476,443)	17,079,886	122,261,747	293,641	916,112	3,309,840	10,231,108
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,500,079	22,639	(546,899)	(527,267)	17,448,552	—	327,385	—	508,704
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,283,849	99,600	(178,476)	(1,085,638)	17,119,335	—	249,275	—	456,151
Total	2,339,946,430			136,533,529	2,453,631,230	7,413,461	38,265,930	11,830,952

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	5,848,457	5,848,457
Equity Funds	—	—	—	1,982,338,906	1,982,338,906
Fixed Income Funds	—	—	—	409,088,259	409,088,259
Money Market Funds	56,355,608	—	—	—	56,355,608
Total Investments in Securities	56,355,608	—	—	2,397,275,622	2,453,631,230
Investments in Derivatives
Asset
Futures Contracts	4,370,010	—	—	—	4,370,010
Liability
Futures Contracts	(387,170)	—	—	—	(387,170)
Total	60,338,448	—	—	2,397,275,622	2,457,614,070
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $825,235,271, $1,888,480,450, $12,020,777,429, respectively)	$797,568,370	$1,974,932,672	$13,577,507,439
Cash	10,822	—	—
Margin deposits on:
Futures contracts	3,722,601	11,274,979	87,582,262
Receivable for:
Investments sold	644,001	2,824,727	18,363,454
Capital shares sold	8	519	108,029
Dividends	163,426	363,208	2,164,549
Variation margin for futures contracts	237,713	649,662	4,761,706
Expense reimbursement due from Investment Manager	673	—	—
Prepaid expenses	3,542	6,172	28,010
Total assets	802,351,156	1,990,051,939	13,690,515,449
Liabilities
Payable for:
Capital shares redeemed	654,831	2,825,246	18,471,482
Variation margin for futures contracts	24,525	70,088	543,530
Management services fees	4,211	9,986	63,419
Distribution and/or service fees	16,382	40,594	277,768
Service fees	38,994	95,940	657,293
Compensation of chief compliance officer	76	188	1,269
Compensation of board members	2,344	3,879	18,774
Other expenses	28,681	42,543	140,298
Deferred compensation of board members	131,522	249,538	1,075,688
Total liabilities	901,566	3,338,002	21,249,521
Net assets applicable to outstanding capital stock	$801,449,590	$1,986,713,937	$13,669,265,928
Represented by
Trust capital	$801,449,590	$1,986,713,937	$13,669,265,928
Total - representing net assets applicable to outstanding capital stock	$801,449,590	$1,986,713,937	$13,669,265,928
Class 1
Net assets	$2,397,465	$6,313,973	$121,162,585
Shares outstanding	139,563	304,297	4,796,881
Net asset value per share	$17.18	$20.75	$25.26
Class 2
Net assets	$473,595,134	$1,102,333,798	$7,487,380,623
Shares outstanding	28,021,245	53,939,785	300,768,367
Net asset value per share	$16.90	$20.44	$24.89
Class 4
Net assets	$325,456,991	$878,066,166	$6,060,722,720
Shares outstanding	19,263,239	42,885,226	243,143,324
Net asset value per share	$16.90	$20.47	$24.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $4,902,503,822, $1,841,360,934, respectively)	$5,938,406,814	$2,453,631,230
Margin deposits on:
Futures contracts	43,338,861	16,642,986
Receivable for:
Investments sold	7,038,403	2,152,352
Capital shares sold	124,883	59,770
Dividends	916,885	190,366
Variation margin for futures contracts	2,427,068	850,549
Prepaid expenses	13,067	5,330
Total assets	5,992,265,981	2,473,532,583
Liabilities
Payable for:
Capital shares redeemed	7,163,285	2,212,122
Variation margin for futures contracts	249,741	114,752
Management services fees	28,184	8,644
Distribution and/or service fees	115,177	46,794
Service fees	286,569	117,416
Compensation of chief compliance officer	544	218
Compensation of board members	8,756	4,252
Other expenses	80,364	43,498
Deferred compensation of board members	542,721	208,026
Total liabilities	8,475,341	2,755,722
Net assets applicable to outstanding capital stock	$5,983,790,640	$2,470,776,861
Represented by
Trust capital	$5,983,790,640	$2,470,776,861
Total - representing net assets applicable to outstanding capital stock	$5,983,790,640	$2,470,776,861
Class 1
Net assets	$364,721,341	$186,836,823
Shares outstanding	12,260,952	5,340,758
Net asset value per share	$29.75	$34.98
Class 2
Net assets	$3,053,319,411	$1,323,528,494
Shares outstanding	104,160,588	38,359,818
Net asset value per share	$29.31	$34.50
Class 4
Net assets	$2,565,749,888	$960,411,544
Shares outstanding	87,391,491	27,791,636
Net asset value per share	$29.36	$34.56
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,092,491	$6,669,736	$53,037,187
Interest	46,515	101,617	1,115,473
Total income	2,139,006	6,771,353	54,152,660
Expenses:
Management services fees	250,371	580,495	3,651,264
Distribution and/or service fees
Class 2	579,385	1,342,326	9,071,959
Class 4	405,187	1,082,776	7,405,630
Service fees	236,809	583,307	3,985,012
Custodian fees	7,807	10,640	10,872
Printing and postage fees	8,733	12,964	45,794
Accounting services fees	14,035	14,035	14,035
Legal fees	12,556	20,641	99,834
Interest on collateral	—	143,415	—
Compensation of chief compliance officer	70	174	1,194
Compensation of board members	10,651	17,509	84,615
Deferred compensation of board members	(1,409)	(3,152)	(11,957)
Other	7,782	14,799	81,269
Total expenses	1,531,977	3,819,929	24,439,521
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,914)	—	—
Total net expenses	1,498,063	3,819,929	24,439,521
Net investment income	640,943	2,951,424	29,713,139
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(4,278,217)	10,239,655	133,603,357
Capital gain distributions from underlying affiliated funds	58,976	1,824,533	18,277,682
Foreign currency translations	189,792	557,716	4,408,341
Futures contracts	(1,953,263)	(2,574,800)	(18,855,944)
Swap contracts	—	—	(2,694,886)
Net realized gain (loss)	(5,982,712)	10,047,104	134,738,550
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	44,392,193	99,228,458	684,135,315
Futures contracts	1,717,720	4,579,393	34,906,303
Net change in unrealized appreciation (depreciation)	46,109,913	103,807,851	719,041,618
Net realized and unrealized gain	40,127,201	113,854,955	853,780,168
Net increase in net assets resulting from operations	$40,768,144	$116,806,379	$883,493,307
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Statement of Operations (continued)
Six Months Ended June 30, 2025 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$27,038,312	$11,830,952
Interest	696,213	259,618
Total income	27,734,525	12,090,570
Expenses:
Management services fees	1,591,686	471,416
Distribution and/or service fees
Class 2	3,679,650	1,572,074
Class 4	3,114,186	1,132,932
Service fees	1,727,232	698,204
Custodian fees	10,387	9,776
Printing and postage fees	27,559	14,001
Accounting services fees	14,035	14,035
Legal fees	47,175	23,172
Compensation of chief compliance officer	519	210
Compensation of board members	39,990	19,649
Deferred compensation of board members	(6,522)	(1,732)
Other	36,669	16,151
Total expenses	10,282,566	3,969,888
Net investment income	17,451,959	8,120,682
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	93,082,074	38,265,930
Capital gain distributions from underlying affiliated funds	11,371,019	7,413,461
Foreign currency translations	2,048,697	895,526
Futures contracts	(11,414,538)	(4,108,690)
Net realized gain	95,087,252	42,466,227
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	294,730,674	136,533,529
Futures contracts	19,634,636	5,714,917
Net change in unrealized appreciation (depreciation)	314,365,310	142,248,446
Net realized and unrealized gain	409,452,562	184,714,673
Net increase in net assets resulting from operations	$426,904,521	$192,835,355
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$640,943	$26,244,193	$2,951,424	$53,308,742
Net realized gain (loss)	(5,982,712)	4,992,823	10,047,104	72,777,855
Net change in unrealized appreciation (depreciation)	46,109,913	5,133,299	103,807,851	4,610,771
Net increase in net assets resulting from operations	40,768,144	36,370,315	116,806,379	130,697,368
Decrease in net assets from capital stock activity	(42,191,114)	(105,184,234)	(119,254,895)	(284,647,620)
Total decrease in net assets	(1,422,970)	(68,813,919)	(2,448,516)	(153,950,252)
Net assets at beginning of period	802,872,560	871,686,479	1,989,162,453	2,143,112,705
Net assets at end of period	$801,449,590	$802,872,560	$1,986,713,937	$1,989,162,453

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024		June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	18,871	312,753	53,261	865,307	29,690	590,195	71,861	1,368,687
Shares redeemed	(15,635)	(260,094)	(106,795)	(1,700,801)	(27,476)	(549,648)	(22,600)	(434,710)
Net increase (decrease)	3,236	52,659	(53,534)	(835,494)	2,214	40,547	49,261	933,977
Class 2
Shares sold	1,030,697	16,768,041	1,266,985	20,271,502	448,989	8,803,865	820,155	15,526,046
Shares redeemed	(2,063,631)	(33,798,848)	(4,575,846)	(72,284,116)	(3,127,492)	(61,336,428)	(8,072,206)	(151,471,351)
Net decrease	(1,032,934)	(17,030,807)	(3,308,861)	(52,012,614)	(2,678,503)	(52,532,563)	(7,252,051)	(135,945,305)
Class 4
Shares sold	344,921	5,583,642	492,002	7,810,654	130,087	2,548,797	309,102	5,871,961
Shares redeemed	(1,884,719)	(30,796,608)	(3,821,765)	(60,146,780)	(3,534,289)	(69,311,676)	(8,217,305)	(155,508,253)
Net decrease	(1,539,798)	(25,212,966)	(3,329,763)	(52,336,126)	(3,404,202)	(66,762,879)	(7,908,203)	(149,636,292)
Total net decrease	(2,569,496)	(42,191,114)	(6,692,158)	(105,184,234)	(6,080,491)	(119,254,895)	(15,110,993)	(284,647,620)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$29,713,139	$300,877,201	$17,451,959	$96,433,679
Net realized gain	134,738,550	849,477,396	95,087,252	483,461,890
Net change in unrealized appreciation (depreciation)	719,041,618	27,743,330	314,365,310	44,075,235
Net increase in net assets resulting from operations	883,493,307	1,178,097,927	426,904,521	623,970,804
Decrease in net assets from capital stock activity	(786,172,779)	(1,637,072,918)	(314,720,321)	(625,559,130)
Total increase (decrease) in net assets	97,320,528	(458,974,991)	112,184,200	(1,588,326)
Net assets at beginning of period	13,571,945,400	14,030,920,391	5,871,606,440	5,873,194,766
Net assets at end of period	$13,669,265,928	$13,571,945,400	$5,983,790,640	$5,871,606,440

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024		June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	496,641	11,974,152	1,239,559	28,623,439	1,362,863	38,297,176	2,649,365	71,137,520
Shares redeemed	(80,052)	(1,907,655)	(100,188)	(2,315,289)	(88,045)	(2,454,888)	(105,037)	(2,818,380)
Net increase	416,589	10,066,497	1,139,371	26,308,150	1,274,818	35,842,288	2,544,328	68,319,140
Class 2
Shares sold	128,098	3,046,652	687,202	15,852,742	209,995	5,805,425	725,447	19,038,193
Shares redeemed	(16,383,349)	(388,369,311)	(35,609,551)	(807,549,225)	(6,748,294)	(186,659,723)	(14,851,119)	(390,510,576)
Net decrease	(16,255,251)	(385,322,659)	(34,922,349)	(791,696,483)	(6,538,299)	(180,854,298)	(14,125,672)	(371,472,383)
Class 4
Shares sold	136,400	3,273,292	75,230	1,714,726	29,692	820,688	66,390	1,749,690
Shares redeemed	(17,452,896)	(414,189,909)	(38,485,472)	(873,399,311)	(6,139,984)	(170,528,999)	(12,290,382)	(324,155,577)
Net decrease	(17,316,496)	(410,916,617)	(38,410,242)	(871,684,585)	(6,110,292)	(169,708,311)	(12,223,992)	(322,405,887)
Total net decrease	(33,155,158)	(786,172,779)	(72,193,220)	(1,637,072,918)	(11,373,773)	(314,720,321)	(23,805,336)	(625,559,130)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$8,120,682	$24,243,417
Net realized gain	42,466,227	220,780,295
Net change in unrealized appreciation (depreciation)	142,248,446	46,000,238
Net increase in net assets resulting from operations	192,835,355	291,023,950
Decrease in net assets from capital stock activity	(75,606,257)	(195,013,481)
Total increase in net assets	117,229,098	96,010,469
Net assets at beginning of period	2,353,547,763	2,257,537,294
Net assets at end of period	$2,470,776,861	$2,353,547,763

Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	645,763	21,040,946	1,242,743	38,543,273
Shares redeemed	(29,022)	(955,381)	(124,407)	(3,891,548)
Net increase	616,741	20,085,565	1,118,336	34,651,725
Class 2
Shares sold	278,611	9,009,752	760,429	23,395,130
Shares redeemed	(1,994,340)	(64,131,214)	(4,771,116)	(145,920,406)
Net decrease	(1,715,729)	(55,121,462)	(4,010,687)	(122,525,276)
Class 4
Shares sold	484,237	16,127,681	127,657	3,911,795
Shares redeemed	(1,747,350)	(56,698,041)	(3,617,061)	(111,051,725)
Net decrease	(1,263,113)	(40,570,360)	(3,489,404)	(107,139,930)
Total net decrease	(2,362,101)	(75,606,257)	(6,381,755)	(195,013,481)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$16.30	0.03	0.85	0.88
Year Ended 12/31/2024	$15.57	0.49	0.24	0.73
Year Ended 12/31/2023	$14.33	0.38	0.86	1.24
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$16.06	0.01	0.83	0.84
Year Ended 12/31/2024	$15.38	0.49	0.19	0.68
Year Ended 12/31/2023	$14.18	0.32	0.88	1.20
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$16.06	0.01	0.83	0.84
Year Ended 12/31/2024	$15.37	0.50	0.19	0.69
Year Ended 12/31/2023	$14.18	0.31	0.88	1.19
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$17.18	5.40%	0.14%	0.13%	0.41%	5%	$2,397
Year Ended 12/31/2024	$16.30	4.69%	0.16%	0.13%	3.06%	51%	$2,223
Year Ended 12/31/2023	$15.57	8.65%	0.15% (c)	0.14% (c)	2.55%	29%	$2,957
Year Ended 12/31/2022	$14.33	(15.26% )	0.14% (c)	0.14% (c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12% (c)	0.12% (c)	1.70%	22%	$1,169
Year Ended 12/31/2020	$16.41	9.55%	0.12% (c)	0.12% (c)	1.00%	25%	$311
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$16.90	5.23%	0.39%	0.38%	0.16%	5%	$473,595
Year Ended 12/31/2024	$16.06	4.42%	0.41%	0.38%	3.11%	51%	$466,645
Year Ended 12/31/2023	$15.38	8.46%	0.40% (c)	0.39% (c)	2.16%	29%	$497,718
Year Ended 12/31/2022	$14.18	(15.55% )	0.39% (c)	0.39% (c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37% (c)	0.37% (c)	1.22%	22%	$654,063
Year Ended 12/31/2020	$16.33	9.30%	0.37% (c)	0.37% (c)	1.51%	25%	$746,628
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$16.90	5.23%	0.39%	0.38%	0.16%	5%	$325,457
Year Ended 12/31/2024	$16.06	4.49%	0.41%	0.38%	3.12%	51%	$334,004
Year Ended 12/31/2023	$15.37	8.39%	0.40% (c)	0.39% (c)	2.15%	29%	$371,012
Year Ended 12/31/2022	$14.18	(15.49% )	0.39% (c)	0.39% (c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37% (c)	0.37% (c)	1.21%	22%	$534,518
Year Ended 12/31/2020	$16.32	9.24%	0.37% (c)	0.37% (c)	1.48%	25%	$640,874
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$19.53	0.05	1.17	1.22
Year Ended 12/31/2024	$18.30	0.55	0.68	1.23
Year Ended 12/31/2023	$16.52	0.32	1.46	1.78
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$19.26	0.03	1.15	1.18
Year Ended 12/31/2024	$18.10	0.48	0.68	1.16
Year Ended 12/31/2023	$16.38	0.30	1.42	1.72
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$19.29	0.03	1.15	1.18
Year Ended 12/31/2024	$18.13	0.48	0.68	1.16
Year Ended 12/31/2023	$16.41	0.30	1.42	1.72
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 4	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$20.75	6.25%	0.14% (c)	0.14% (c)	0.54%	3%	$6,314
Year Ended 12/31/2024	$19.53	6.72%	0.15% (c)	0.14% (c)	2.84%	50%	$5,899
Year Ended 12/31/2023	$18.30	10.78%	0.13% (c)	0.13% (c)	1.86%	27%	$4,628
Year Ended 12/31/2022	$16.52	(15.93% )	0.12% (c)	0.12% (c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12% (c)	0.12% (c)	1.33%	18%	$1,964
Year Ended 12/31/2020	$18.54	11.28%	0.13% (c)	0.12% (c)	1.70%	23%	$1,353
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$20.44	6.13%	0.39% (c)	0.39% (c)	0.30%	3%	$1,102,334
Year Ended 12/31/2024	$19.26	6.41%	0.40% (c)	0.39% (c)	2.54%	50%	$1,090,240
Year Ended 12/31/2023	$18.10	10.50%	0.38% (c)	0.38% (c)	1.75%	27%	$1,155,844
Year Ended 12/31/2022	$16.38	(16.09% )	0.37% (c)	0.37% (c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37% (c)	0.37% (c)	0.99%	18%	$1,550,825
Year Ended 12/31/2020	$18.46	11.00%	0.37% (c)	0.37% (c)	1.26%	23%	$1,605,788
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$20.47	6.12%	0.39% (c)	0.39% (c)	0.30%	3%	$878,066
Year Ended 12/31/2024	$19.29	6.40%	0.40% (c)	0.39% (c)	2.54%	50%	$893,023
Year Ended 12/31/2023	$18.13	10.48%	0.38% (c)	0.38% (c)	1.75%	27%	$982,641
Year Ended 12/31/2022	$16.41	(16.10% )	0.37% (c)	0.37% (c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37% (c)	0.37% (c)	0.99%	18%	$1,411,835
Year Ended 12/31/2020	$18.49	10.98%	0.37% (c)	0.37% (c)	1.25%	23%	$1,537,438
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Financial Highlights
Variable Portfolio – Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$23.62	0.08	1.56	1.64
Year Ended 12/31/2024	$21.67	0.55	1.40	1.95
Year Ended 12/31/2023	$19.14	0.35	2.18	2.53
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$23.31	0.05	1.53	1.58
Year Ended 12/31/2024	$21.44	0.49	1.38	1.87
Year Ended 12/31/2023	$18.98	0.30	2.16	2.46
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$23.34	0.05	1.54	1.59
Year Ended 12/31/2024	$21.47	0.49	1.38	1.87
Year Ended 12/31/2023	$19.01	0.29	2.17	2.46
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$25.26	6.94%	0.12%	0.12%	0.70%	3%	$121,163
Year Ended 12/31/2024	$23.62	9.00%	0.14% (c)	0.14% (c)	2.37%	59%	$103,467
Year Ended 12/31/2023	$21.67	13.22%	0.13% (c)	0.13% (c)	1.75%	40%	$70,233
Year Ended 12/31/2022	$19.14	(16.42% )	0.14% (c)	0.14% (c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12% (c)	0.12% (c)	1.10%	21%	$27,263
Year Ended 12/31/2020	$20.95	13.12%	0.12% (c)	0.12% (c)	1.34%	20%	$9,478
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$24.89	6.78%	0.37%	0.37%	0.44%	3%	$7,487,381
Year Ended 12/31/2024	$23.31	8.72%	0.39% (c)	0.39% (c)	2.13%	59%	$7,389,512
Year Ended 12/31/2023	$21.44	12.96%	0.38% (c)	0.38% (c)	1.48%	40%	$7,545,104
Year Ended 12/31/2022	$18.98	(16.61% )	0.39% (c)	0.39% (c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37% (c)	0.37% (c)	0.85%	21%	$9,154,944
Year Ended 12/31/2020	$20.88	12.86%	0.36% (c)	0.36% (c)	1.02%	20%	$8,700,781
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$24.93	6.81%	0.37%	0.37%	0.45%	3%	$6,060,723
Year Ended 12/31/2024	$23.34	8.71%	0.39% (c)	0.39% (c)	2.13%	59%	$6,078,967
Year Ended 12/31/2023	$21.47	12.94%	0.38% (c)	0.38% (c)	1.47%	40%	$6,415,584
Year Ended 12/31/2022	$19.01	(16.59% )	0.39% (c)	0.39% (c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37% (c)	0.37% (c)	0.85%	21%	$8,626,480
Year Ended 12/31/2020	$20.90	12.79%	0.36% (c)	0.36% (c)	1.01%	20%	$8,888,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$27.62	0.12	2.01	2.13
Year Ended 12/31/2024	$24.82	0.49	2.31	2.80
Year Ended 12/31/2023	$21.54	0.31	2.97	3.28
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$27.25	0.08	1.98	2.06
Year Ended 12/31/2024	$24.55	0.42	2.28	2.70
Year Ended 12/31/2023	$21.36	0.25	2.94	3.19
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$27.29	0.08	1.99	2.07
Year Ended 12/31/2024	$24.59	0.42	2.28	2.70
Year Ended 12/31/2023	$21.40	0.25	2.94	3.19
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$29.75	7.71%	0.12%	0.12%	0.84%	4%	$364,721
Year Ended 12/31/2024	$27.62	11.28%	0.14% (c)	0.14% (c)	1.82%	48%	$303,406
Year Ended 12/31/2023	$24.82	15.23%	0.13% (c)	0.13% (c)	1.36%	32%	$209,507
Year Ended 12/31/2022	$21.54	(17.38% )	0.13% (c)	0.13% (c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13% (c)	0.13% (c)	0.81%	20%	$95,758
Year Ended 12/31/2020	$23.15	14.26%	0.14% (c)	0.14% (c)	0.89%	21%	$37,600
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$29.31	7.56%	0.37%	0.37%	0.59%	4%	$3,053,319
Year Ended 12/31/2024	$27.25	11.00%	0.39% (c)	0.39% (c)	1.59%	48%	$3,016,416
Year Ended 12/31/2023	$24.55	14.93%	0.38% (c)	0.38% (c)	1.11%	32%	$3,064,243
Year Ended 12/31/2022	$21.36	(17.59% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38% (c)	0.38% (c)	0.59%	20%	$4,099,901
Year Ended 12/31/2020	$23.08	14.03%	0.39% (c)	0.39% (c)	0.61%	21%	$4,203,023
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$29.36	7.58%	0.37%	0.37%	0.59%	4%	$2,565,750
Year Ended 12/31/2024	$27.29	10.98%	0.39% (c)	0.39% (c)	1.60%	48%	$2,551,784
Year Ended 12/31/2023	$24.59	14.91%	0.38% (c)	0.38% (c)	1.11%	32%	$2,599,445
Year Ended 12/31/2022	$21.40	(17.57% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38% (c)	0.38% (c)	0.59%	20%	$3,412,547
Year Ended 12/31/2020	$23.11	14.01%	0.39% (c)	0.39% (c)	0.60%	21%	$3,420,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Financial Highlights
Variable Portfolio – Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$32.22	0.15	2.61	2.76
Year Ended 12/31/2024	$28.39	0.38	3.45	3.83
Year Ended 12/31/2023	$24.16	0.25	3.98	4.23
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$31.82	0.11	2.57	2.68
Year Ended 12/31/2024	$28.11	0.31	3.40	3.71
Year Ended 12/31/2023	$23.98	0.19	3.94	4.13
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$31.87	0.11	2.58	2.69
Year Ended 12/31/2024	$28.15	0.31	3.41	3.72
Year Ended 12/31/2023	$24.02	0.19	3.94	4.13
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2025

Financial Highlights (continued)
Variable Portfolio – Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$34.98	8.57%	0.11%	0.11%	0.93%	4%	$186,837
Year Ended 12/31/2024	$32.22	13.49%	0.12% (c)	0.12% (c)	1.22%	52%	$152,230
Year Ended 12/31/2023	$28.39	17.51%	0.12% (c)	0.12% (c)	0.95%	40%	$102,364
Year Ended 12/31/2022	$24.16	(17.99% )	0.12% (c)	0.12% (c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13% (c)	0.13% (c)	0.58%	22%	$43,538
Year Ended 12/31/2020	$25.39	15.30%	0.13% (c)	0.13% (c)	0.58%	21%	$14,487
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$34.50	8.42%	0.36%	0.36%	0.68%	4%	$1,323,528
Year Ended 12/31/2024	$31.82	13.20%	0.37% (c)	0.37% (c)	1.01%	52%	$1,275,278
Year Ended 12/31/2023	$28.11	17.22%	0.37% (c)	0.37% (c)	0.72%	40%	$1,239,060
Year Ended 12/31/2022	$23.98	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38% (c)	0.38% (c)	0.40%	22%	$1,459,446
Year Ended 12/31/2020	$25.32	14.99%	0.37% (c)	0.37% (c)	0.32%	21%	$1,429,508
Class 4
Six Months Ended 6/30/2025 (Unaudited)	$34.56	8.44%	0.36%	0.36%	0.68%	4%	$960,412
Year Ended 12/31/2024	$31.87	13.21%	0.37% (c)	0.37% (c)	1.01%	52%	$926,040
Year Ended 12/31/2023	$28.15	17.19%	0.37% (c)	0.37% (c)	0.73%	40%	$916,114
Year Ended 12/31/2022	$24.02	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38% (c)	0.38% (c)	0.40%	22%	$1,136,491
Year Ended 12/31/2020	$25.36	14.96%	0.37% (c)	0.37% (c)	0.31%	21%	$1,095,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Variable Portfolio — Moderate Portfolio
To manage credit risk exposure	Variable Portfolio — Moderate Portfolio
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	636,436 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	672,583 *
Total		1,309,019

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	70,459 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,415,760)
Interest rate risk	(537,503)
Total	(1,953,263)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	792,128
Interest rate risk	925,592
Total	1,717,720
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	70,664,463
Futures contracts — short	16,665,415
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,106,077 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,444,179 *
Total		3,550,256

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	205,394 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,468,185)
Interest rate risk	(1,106,615)
Total	(2,574,800)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,529,151
Interest rate risk	2,050,242
Total	4,579,393
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	182,845,008
Futures contracts — short	48,297,113

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	17,558,475 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	9,115,529 *
Total		26,674,004

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,608,195 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(2,694,886)	(2,694,886)
Equity risk	(11,940,482)	—	(11,940,482)
Interest rate risk	(6,915,462)	—	(6,915,462)
Total	(18,855,944)	(2,694,886)	(21,550,830)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	22,414,875
Interest rate risk	12,491,428
Total	34,906,303
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,316,881,666
Futures contracts — short	377,283,657
Credit default swap contracts — buy protection	20,151,923
Credit default swap contracts — sell protection	20,394,116
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	9,774,338 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	3,781,787 *
Total		13,556,125

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	791,872 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(8,189,427)
Interest rate risk	(3,225,111)
Total	(11,414,538)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	14,662,343
Interest rate risk	4,972,293
Total	19,634,636
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	594,548,162
Futures contracts — short	179,096,311

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,063,354 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,306,656 *
Total		4,370,010

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	387,170 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,810,325)
Interest rate risk	(1,298,365)
Total	(4,108,690)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,033,852
Interest rate risk	1,681,065
Total	5,714,917
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	203,972,684
Futures contracts — short	80,786,765
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. Each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2025 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.05
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2025, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026			Prior to May 1, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38	0.13	0.38	0.38
Variable Portfolio - Moderately Aggressive Portfolio	0.14	0.39	0.39	0.14	0.39	0.39
Variable Portfolio - Aggressive Portfolio	0.14	0.39	0.39	0.14	0.39	0.39

	Contractual expense cap July 1, 2025 through April 30, 2026			Voluntary expense cap May 1, 2025 through June 30, 2025			Contractual expense cap prior to May 1, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.17	0.42	0.42	0.17	0.42	0.42	0.17	0.42	0.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	36,153,065	78,671,294
Variable Portfolio – Moderately Conservative Portfolio	61,131,611	177,716,924
Variable Portfolio – Moderate Portfolio	413,689,849	1,165,701,603
Variable Portfolio – Moderately Aggressive Portfolio	195,659,466	487,465,961
Variable Portfolio – Aggressive Portfolio	100,178,239	161,548,963
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2025.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the six months ended June 30, 2025.
Note 8. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to

Portfolio Navigator Funds  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Portfolio Navigator Funds  | 2025

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio, and Variable Portfolio - Moderately Conservative Portfolio (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•
Terms of the Management Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Portfolio Navigator Funds  | 2025

Approval of Management Agreements (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds.  With respect to Variable Portfolio – Aggressive Portfolio and Variable Portfolio – Moderately Conservative Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to Variable Portfolio – Conservative Portfolio, the Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions. With respect to Variable Portfolio – Moderate Portfolio and Variable Portfolio – Moderately Aggressive Portfolio, the Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
Portfolio Navigator Funds  | 2025

Approval of Management Agreements (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Funds family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  With respect to each of Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Moderate Portfolio, and Variable Portfolio - Moderately Aggressive Portfolio, the Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. With respect to each of Variable Portfolio - Conservative Portfolio and Variable Portfolio - Moderately Conservative Portfolio, the Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as each Fund’s assets exceed various breakpoints, all of which have not been surpassed. The Board observed that each of the Management Agreements

Portfolio Navigator Funds  | 2025

Approval of Management Agreements (continued)
(Unaudited)
thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as the Funds’ assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
Portfolio Navigator Funds  | 2025

Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7041_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025